NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Detailed Information of Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 4,180	€ 3,718	€ 5,283
Research Tax Credit
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	3,669	3,430	3,915
Subsidies
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	383	42	294
Revenues from licenses or other contracts
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 128	€ 246	€ 1,074